KEELEY Small Cap Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 92.9%
Automotive  — 1.9%
60,000 Monro Inc. ................................................. $ 1,026,600
25,000 Rush Enterprises Inc., Cl. A ....................... 1,824,625
2,851,225
Aviation: Parts and Services  — 3.4%
20,000 AAR Corp.† ................................................ 2,858,600
75,000 Innovative Solutions and Support Inc.† ..... 1,350,000
20,000 Standard Motor Products Inc. .................... 779,400
4,988,000
Banking  — 9.1%
12,000 Atlantic Union Bankshares Corp. ................ 507,720
70,000 Banc of California Inc. ................................ 1,430,100
50,000 Columbia Banking System Inc. .................. 1,602,500
20,000 First Interstate BancSystem Inc., Cl. A ....... 771,200
25,000 Five Star Bancorp ....................................... 1,217,250
10,000 Glacier Bancorp Inc. ................................... 515,800
80,000 Huntington Bancshares Inc. ....................... 1,418,400
50,000 OceanFirst Financial Corp. .......................... 976,500
50,000 Old National Bancorp ................................. 1,295,000
10,000 SouthState Bank Corp. ............................... 999,000
34,000 USCB Financial Holdings Inc. ..................... 695,640
50,000 Valley National Bancorp ............................. 732,500
20,000 WaFd Inc. ................................................... 767,400
15,000 Washington Trust Bancorp Inc. .................. 547,200
13,476,210
Broadcasting  — 2.4%
350,000 Grupo Televisa SAB, ADR ........................... 948,500
65,000 IMAX Corp.† .............................................. 2,590,900
3,539,400
Building and Construction  — 5.5%
25,000 Champion Homes Inc.† .............................. 2,203,000
8,000 MYR Group Inc.† ....................................... 4,003,200
40,000 Trex Co. Inc.† ............................................. 2,001,600
8,207,800
Business Services  — 1.5%
50,000 ABM Industries Inc. ................................... 2,212,000
Communication Services  — 5.0%
50,000 Anterix Inc.† ............................................... 5,147,000
140,000 Harmonic Inc.† .......................................... 2,286,200
7,433,200
Computer Software and Services  — 5.3%
100,000 NetScout Systems Inc.† ............................. 4,355,000
75,000 PAR Technology Corp.† ............................. 1,306,500
35,000 Progress Software Corp.† .......................... 1,175,300
30,000 Teradata Corp.† .......................................... 1,039,500
7,876,300
Consumer Products  — 4.5%
100,000 Arlo Technologies Inc.† .............................. 1,348,000
60,000 Masterbrand Inc.† ...................................... 617,400
80,000 OPENLANE Inc.† ........................................ 3,299,200
20,000 Oxford Industries Inc. ................................ 697,400
20,000 Sturm Ruger & Co. Inc. ............................. 757,000
6,719,000
Diversified Industrial  — 8.3%
40,000 Albany International Corp., Cl. A ................ 2,980,000
40,000 Apogee Enterprises Inc. ............................. 1,829,600
40,000 Enerpac Tool Group Corp. .......................... 1,434,400
15,000 Hexcel Corp. ............................................... 1,500,900
35,000 ICF International Inc. .................................. 2,550,100
Shares
Market
Value
25,000 Kennametal Inc. ......................................... $ 876,250
20,000 Worthington Enterprises Inc. ..................... 1,075,200
12,246,450
Electronics  — 4.2%
7,000 Advanced Energy Industries Inc. ................ 2,610,090
50,000 Sonos Inc.† ................................................ 676,500
16,000 TTM Technologies Inc.† ............................. 2,992,320
6,278,910
Energy and Utilities  — 6.0%
40,000 ARKO Petroleum Corp.† ............................ 754,000
50,000 Magnolia Oil & Gas Corp., Cl. A ................. 1,279,000
20,000 MGE Energy Inc. ........................................ 1,630,800
30,000 Oceaneering International Inc.† ................. 1,215,600
100,000 Patterson-UTI Energy Inc. .......................... 918,000
13,000 Riley Exploration Permian Inc. ................... 428,480
100,000 Sable Offshore Corp.† ................................ 308,000
20,000 SandRidge Energy Inc. ............................... 274,000
40,000 Select Water Solutions Inc. ........................ 799,200
50,000 Shoals Technologies Group Inc., Cl. A† ..... 495,000
50,000 Vitesse Energy Inc. .................................... 788,500
8,890,580
Entertainment  — 1.0%
100,000 Lionsgate Studios Corp.† ........................... 1,531,000
Equipment and Supplies  — 1.8%
35,000 Flowserve Corp. ......................................... 2,595,600
Financial Services  — 4.2%
30,000 Firstsun Capital Bancorp† .......................... 1,163,400
20,000 Heritage Financial Corp. ............................. 592,400
15,000 Horace Mann Educators Corp. ................... 774,750
10,500 Spartacus Acquisition Corp. II† ................. 110,880
25,000 Stewart Information Services Corp. ........... 1,650,500
60,000 Tiptree Inc. ................................................. 1,075,200
21,000 Univest Financial Corp. .............................. 918,750
6,285,880
Health Care  — 5.1%
45,000 Axogen Inc.† .............................................. 2,078,550
15,000 Haemonetics Corp.† ................................... 1,125,000
10,000 LeMaitre Vascular Inc. ............................... 959,600
30,000 Omnicell Inc.† ............................................ 1,245,600
23,000 Supernus Pharmaceuticals Inc.† ................ 1,069,730
75,000 Tandem Diabetes Care Inc.† ....................... 1,131,750
7,610,230
Machinery  — 2.6%
75,000 Mueller Water Products Inc., Cl. A ............. 1,937,250
22,000 Tennant Co. ................................................ 1,925,880
3,863,130
Materials  — 2.4%
20,000 Avient Corp. ............................................... 739,200
18,000 Darling Ingredients Inc.† ............................ 983,160
25,000 Minerals Technologies Inc. ......................... 1,849,250
3,571,610
Real Estate  — 2.4%
50,000 Alpine Income Property Trust Inc., REIT .... 1,038,000
45,000 CareTrust REIT Inc. .................................... 1,815,750
25,000 Legacy Housing Corp.† .............................. 656,750
3,510,500
Retail  — 3.6%
35,000 Advance Auto Parts Inc. ............................. 2,177,700
60,000 American Eagle Outfitters Inc. .................... 1,032,000

KEELEY Small Cap Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
55,000 El Pollo Loco Holdings Inc.† ...................... $ 932,800
25,000 Ethan Allen Interiors Inc. ............................ 558,500
8,000 Urban Outfitters Inc.† ................................ 566,880
5,267,880
Semiconductors  — 12.7%
50,000 Cohu Inc.† ................................................. 3,695,500
6,000 Entegris Inc. ............................................... 1,079,160
15,000 FormFactor Inc.† ........................................ 2,398,950
15,000 Ichor Holdings Ltd.† .................................. 1,684,200
10,000 MKS Inc. .................................................... 4,448,000
30,000 nLight Inc.† ................................................ 2,088,600
15,000 Photronics Inc.† ......................................... 487,950
20,000 Ultra Clean Holdings Inc.† ......................... 2,851,800
18,734,160
TOTAL COMMON STOCKS .................. 137,689,065
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 7.1%
$ 10,540,000 U.S. Treasury Bills,
3.606% to 3.717%††,
08/13/26 to 09/24/26 ............................. 10,474,873
TOTAL INVESTMENTS — 100.0%
(Cost $98,242,470) ................................ $ 148,163,938
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust